Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—55.2%
	AUSTRALIAN DOLLAR—1.5%
	Sovereign—1.5%
140,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$93,118
400,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	218,527
	TOTAL AUSTRALIAN DOLLAR	311,645
	BRITISH POUND—4.8%
	Sovereign—4.8%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	236,131
90,000	United Kingdom, Government of, 3.250%, 1/22/2044	94,311
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	209,084
50,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	61,858
240,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	258,607
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	135,760
	TOTAL BRITISH POUND	995,751
	CANADIAN DOLLAR—3.1%
	Sovereign—3.1%
250,000	Canada, Government of, 5.750%, 6/1/2033	220,773
510,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	423,676
	TOTAL CANADIAN DOLLAR	644,449
	CHINESE YUAN RENMINBI—7.6%
	Sovereign—7.6%
5,200,000	China, Government of, Series 1916, 3.120%, 12/5/2026	762,234
3,100,000	China, Government of, Unsecd. Note, Series INBK, 2.690%, 8/15/2032	437,837
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	385,760
	TOTAL CHINESE YUAN RENMINBI	1,585,831
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
72,786	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	10,540
	EURO—20.2%
	Banking—0.9%
180,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	187,170
	Consumer Products—1.7%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	358,213
	Sovereign—17.6%
240,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	233,735
120,000	Belgium, Government of, Series 44, 5.000%, 3/28/2035	146,993
280,000	France, Government of, Bond, 4.500%, 4/25/2041	338,215
175,000	France, Government of, O.A.T., 5.500%, 4/25/2029	210,455
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	72,707
400,000	Germany, Government of, 0.250%, 2/15/2027	383,401
190,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	241,974
230,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	218,666
70,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	58,187
80,000	Germany, Government of, Unsecd. Note, 3.250%, 7/4/2042	91,571

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		EURO—continued
		Sovereign—continued
1,300,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	$94,435
220,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	187,914
330,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	363,187
300,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	305,327
40,000		Portugal, Government of, Sr. Unsecd. Note, 0.900%, 10/12/2035	30,515
480,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	459,413
200,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	209,814
		TOTAL	3,646,509
		TOTAL EURO	4,191,892
		JAPANESE YEN—7.1%
		Sovereign—7.1%
15,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	82,043
30,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	241,776
55,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	426,552
66,500,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	528,967
25,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	197,598
		TOTAL JAPANESE YEN	1,476,936
		MEXICAN PESO—3.8%
		Sovereign—3.8%
16,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	794,577
		POLISH ZLOTY—0.5%
		Sovereign—0.5%
500,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	99,264
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
750,000		Sweden, Government of, Series 1059, 1.000%, 11/12/2026	66,761
		U.S. DOLLAR—6.2%
		Banking—1.2%
$250,000		Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	241,159
		Oil & Gas—1.3%
300,000		Korea National Oil Corp., Sr. Unsecd. Note, 144A, 2.125%, 4/18/2027	265,941
		Telecommunications & Cellular—1.2%
280,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 3.625%, 4/22/2029	255,028
		Utilities—2.5%
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	291,829
250,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	236,511
		TOTAL	528,340
		TOTAL U.S. DOLLAR	1,290,468
		TOTAL BONDS (IDENTIFIED COST $13,465,244)	11,468,114
		U.S. TREASURIES—26.2%
350,000		United States Treasury Bond, 2.875%, 5/15/2043	289,366
760,000		United States Treasury Bond, 2.875%, 11/15/2046	619,431
430,000		United States Treasury Bond, 3.250%, 5/15/2042	379,908
520,000		United States Treasury Bond, 4.500%, 2/15/2036	554,276
870,000		United States Treasury Note, 0.625%, 8/15/2030	683,808
$1,000,000	[1]	United States Treasury Note, 0.750%, 8/31/2026	882,202

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
1,800,000		United States Treasury Note, 1.500%, 2/15/2025	$1,688,488
360,000	[1]	United States Treasury Note, 2.875%, 8/15/2028	337,159
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,009,625)	5,434,638
		PURCHASED PUT OPTIONS—0.0%
		Foreign Currency—0.0%
600,000		EUR PUT/AUD CALL, Morgan Stanley, Notional Amount $600,000, Exercise Price $1.524, Expiration Date 4/10/2023	1,267
500,000		GBP PUT/JPY CALL, JP Morgan, Notional Amount $500,000, Exercise Price $152.55, Expiration Date 6/7/2023	4,742
40,000		USD PUT/CAD CALL, JP Morgan, Notional Amount $40,000, Exercise Price $1.323, Expiration Date 7/14/2023	238
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $16,786)	6,247
		PURCHASED CALL OPTIONS—0.0%
		Foreign Currency—0.0%
40,000		EUR CALL/USD PUT, Bank of New York, Notional Amount $36,068, Exercise Price $1.109, Expiration Date 7/13/2023	185
40,000		AUD CALL/USD PUT, JP Morgan, Notional Amount $55,672, Exercise Price $0.719, Expiration Date 7/13/2023	286
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,524)	471
		INVESTMENT COMPANIES—18.2%
79,669		Emerging Markets Core Fund	634,966
360,985		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[2]	360,985
274,536		Mortgage Core Fund	2,297,863
56,453		Project and Trade Finance Core Fund	493,964
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,184,072)	3,787,778
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $23,677,251)	20,697,248
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	86,830
		TOTAL NET ASSETS—100%	$20,784,078
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	1	EUR 140,579	March 2023	$(1,513)
EURO-SCHATZ Long Futures	3	EUR 333,111	March 2023	$(1,935)
United States Treasury Notes 2 Year Long Futures	3	$611,180	June 2023	$(1,915)
United States Treasury Notes 5 Year Long Futures	2	$214,109	June 2023	$(270)
United States Treasury Notes 10 Year Ultra Long Futures	3	$351,563	June 2023	$(251)
Short Futures:
United States Treasury Notes 10 Year Short Futures	5	$558,281	June 2023	$1,017
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,867)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,119,380 and $820,195, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $10,464 and $540, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2023, the Fund had the following outstanding written call and put option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
JP Morgan	USD CALL/CAD PUT	$40,000	7/14/2023	$1.359	$(727)
Put Options:
Bank of New York	EUR PUT/USD CALL	$37,279	7/13/2023	$1.073	$(873)
JP Morgan	AUD PUT/USD CALL	$58,910	7/13/2023	$0.679	$(1,238)
(PREMIUM RECEIVED $2,096)					$(2,838)
The average market value of written put and call options held by the Fund throughout the period was $834 and $295, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2023[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citigroup Global Markets, Inc.	CDX Index HY Series 39	Buy	5.00%	12/20/2027	4.67%	$400,000	$(5,639)	$2,209	$(7,848)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $450,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/10/2023	Barclays	472,000,000 COP	$98,564	$(2,252)
4/10/2023	BNP Paribas	1,800,000 CNY	$269,351	$(9,182)
4/10/2023	BNP Paribas	530,000,000 COP	$107,978	$169
4/10/2023	BNP Paribas	$300,000	5,571,955 MXN	$(2,090)
4/10/2023	Credit Agricole	4,670,000 THB	$143,057	$(10,367)
4/10/2023	HSBC	320,000,000 KRW	$258,743	$(16,493)
4/10/2023	HSBC	$450,000	8,607,983 MXN	$(16,692)
4/10/2023	Morgan Stanley	1,700,000,000 IDR	$108,882	$2,437
4/10/2023	Morgan Stanley	1,700,000,000 IDR	$109,237	$2,082
4/11/2023	Bank of America	600,000 EUR	866,319 CAD	$1,089
4/11/2023	Bank of America	200,000 GBP	$241,058	$(294)
4/11/2023	BNP Paribas	1,600,000,000 IDR	$105,929	$(1,161)
4/11/2023	Citibank	150,000 EUR	231,009 AUD	$3,376
4/11/2023	Credit Agricole	300,000 EUR	$321,737	$(3,609)
4/11/2023	JPMorgan	200,000 EUR	4,178,204 MXN	$(14,399)
4/11/2023	JPMorgan	225,000 EUR	347,503 AUD	$4,396
4/11/2023	Morgan Stanley	225,000 EUR	346,712 AUD	$4,930
4/11/2023	Morgan Stanley	300,000 EUR	$328,614	$(10,486)
4/11/2023	Morgan Stanley	175,000 GBP	2,151,219 NOK	$3,051
4/11/2023	Morgan Stanley	175,000 GBP	2,180,142 NOK	$260
4/11/2023	Morgan Stanley	180,000 GBP	29,686,356 JPY	$(2,689)
4/11/2023	Morgan Stanley	180,000 GBP	4,054,135 MXN	$(3,072)
4/11/2023	Morgan Stanley	8,000,000 MXN	58,513,912 JPY	$1,243
4/11/2023	Morgan Stanley	$100,000	447,343 PLN	$(255)
4/11/2023	Morgan Stanley	$200,000	3,716,739 MXN	$(1,470)
4/11/2023	State Street	170,000 EUR	$184,746	$(4,473)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
4/11/2023	UBS Securities LLC	600,000 BRL	$113,435	$259
4/17/2023	Bank of America	52,700,000 COP	$10,561	$178
4/17/2023	BNP Paribas	95,880,000 COP	$20,048	$(510)
5/9/2023	UBS Securities LLC	79,500 BRL	$15,062	$(72)
5/16/2023	BNP Paribas	30,000 EUR	$31,916	$(41)
8/31/2023	JPMorgan	5,771,943 JPY	$43,522	$100
8/31/2023	Morgan Stanley	14,895 AUD	$10,088	$—
8/31/2023	Morgan Stanley	22,383 AUD	$15,155	$4
8/31/2023	Morgan Stanley	31,216 CAD	$23,037	$(88)
8/31/2023	Morgan Stanley	47,045 CAD	$34,627	$(40)
8/31/2023	Morgan Stanley	14,728 CHF	$15,987	$(27)
8/31/2023	Morgan Stanley	18,277 GBP	$22,223	$(151)
8/31/2023	Morgan Stanley	352,313 MXN	$18,564	$8
8/31/2023	Morgan Stanley	531,930 MXN	$27,853	$189
8/31/2023	State Street	9,772 CHF	$10,649	$(60)
8/31/2023	State Street	60,950 EUR	$65,397	$(250)
8/31/2023	State Street	92,189 EUR	$98,208	$329
8/31/2023	State Street	27,829 GBP	$33,376	$232
8/31/2023	State Street	3,859,530 JPY	$28,988	$181
Contracts Sold:
4/10/2023	BNP Paribas	530,000,000 COP	$114,666	$6,519
4/10/2023	BNP Paribas	472,000,000 COP	$102,603	$6,291
4/10/2023	BNP Paribas	1,700,000,000 IDR	$111,883	$564
4/10/2023	BNY Mellon	$330,000	42,153,111 JPY	$(18,540)
4/10/2023	State Street	$670,000	84,692,563 JPY	$(44,225)
4/11/2023	Bank of America	600,000 EUR	864,770 CAD	$(2,225)
4/11/2023	Bank of America	180,000 GBP	29,200,806 JPY	$(899)
4/11/2023	BNY Mellon	150,000 GBP	$183,181	$2,608
4/11/2023	Citibank	350,000 GBP	4,279,825 NOK	$(8,285)
4/11/2023	Credit Agricole	600,000 EUR	$656,418	$20,161
4/11/2023	HSBC	$200,000	25,532,426 JPY	$(11,320)
4/11/2023	HSBC	$150,000	138,187 CHF	$(2,589)
4/11/2023	JPMorgan	180,000 GBP	4,251,404 MXN	$13,765
4/11/2023	Morgan Stanley	600,000 EUR	934,109 AUD	$(6,713)
4/11/2023	Morgan Stanley	200,000 EUR	4,172,967 MXN	$14,115
4/11/2023	Morgan Stanley	250,000 GBP	$302,674	$1,719
4/11/2023	Morgan Stanley	8,000,000 MXN	57,571,664 JPY	$(8,206)
4/11/2023	Morgan Stanley	$200,000	27,116,620 JPY	$387
4/11/2023	Morgan Stanley	$100,000	441,071 PLN	$(1,151)
4/11/2023	State Street	200,000 AUD	$139,347	$4,557
4/17/2023	Bank of America	52,700,000 COP	$10,950	$211
4/17/2023	BNP Paribas	95,880,000 COP	$20,711	$1,173
4/17/2023	Citibank	$15,000	516,175 THB	$(324)
5/9/2023	UBS Securities LLC	79,500 BRL	$15,141	$151
5/16/2023	Citibank	$30,000	27,840 EUR	$(419)
5/16/2023	Citibank	$30,000	3,922,971 JPY	$(862)
5/16/2023	Citibank	$30,000	47,163 NZD	$(840)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(110,087)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $315,662 and $350,894, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts, and the value of Written Option Contracts and Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 11/30/2022	$631,162	$478,170	$7,788	$3,016,886	$4,134,006
Purchases at Cost	1,916,565	13,501	636,002	26,015	2,592,083
Proceeds from Sales	(2,187,001)	—	—	(725,000)	(2,912,001)
Change in Unrealized Appreciation/(Depreciation)	$42	$2,293	$(8,824)	$(5,936)	$(12,425)
Net Realized Gain/(Loss)	$217	$—	$—	$(14,102)	$(13,885)
Value as of 2/28/2023	$360,985	$493,964	$634,966	$2,297,863	$3,787,778
Shares Held as of 2/28/2023	360,985	56,453	79,669	274,536	771,643
Dividend Income	$4,530	$13,710	$6,006	$26,635	$50,881
1
All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
7-day net yield.
3
Assets, other than investments in securities, less liabilities.
4
Non-income producing security
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Directors (the “Directors”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors' oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$11,468,114	$—	$11,468,114
U.S. Treasuries	—	5,434,638	—	5,434,638
Purchased Call Options	—	471	—	471
Purchased Put Options	—	6,247	—	6,247
Investment Companies[1]	3,293,814	—	—	3,787,778
TOTAL SECURITIES	$3,293,814	$16,909,470	$—	$20,697,248
Other Financial Instruments:
Assets
Futures Contracts	$1,017	$—	$—	$1,017
Foreign Exchange Contracts	—	96,734	—	96,734
Liabilities
Futures Contracts	(5,884)	—	—	(5,884)
Written Call Options	—	(727)	—	(727)
Written Put Options	—	(2,111)	—	(2,111)
Foreign Exchange Contracts	—	(206,821)	—	(206,821)
Swap Contracts	—	(5,639)	—	(5,639)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,867)	$(118,564)	$—	$(123,431)
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $493,964 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request.
The following acronym(s) are use throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
THB	—Thai Baht
USD	—United States Dollar